UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012.

Date of Report (Date of earliest event reported): February 12, 2013

CF NETWORK RECEIVABLES CORPORATION1
(Exact name of securitizer as specified in its charter)

025-00410 (Commission File Number of Securitizer)	0001541689 (Central Index Key Number of Securitizer)

Teresa Baer, Director of Licensing, (410) 332-3240
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) 

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 CF Network Receivables Corporation, as securitizer, is filing this Form ABS-15G, on behalf of itself and certain of its affiliates, in respect of all asset-backed securities for which it serves as depositor and which are outstanding during the reporting period in respect of consumer loans securitized by it.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2013

CF NETWORK RECEIVABLES CORPORATION
(Securitizer)
By: /s/ Teresa M. Baer
Name: Teresa M. Baer
Title: Secretary